Submission	Apr. 03, 2026
Submission [Line Items]
Central Index Key	0000809844
Registrant Name	MFS HIGH YIELD MUNICIPAL TRUST
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES